Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,683)	£ (8,519)
Netting	(484)	(597)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(196,600)	(211,300)
Netting	(100)	(100)
Net carrying amount	98,700	94,000
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	33,100	40,500
Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(196,600)	(211,300)
Netting	(100)	(100)
Net carrying amount	56,600	45,000
Credit risk | Residential Mortgages
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(171,400)	(179,100)
Netting	0	0
Net carrying amount	7,800	5,500
Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(14,900)	(15,300)
Netting	0	0
Net carrying amount	11,300	11,700
Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	(4,500)
Netting	0	0
Net carrying amount	4,100	0
Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	1,200	900
Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	20,500	20,500
Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	4,800	4,500
Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(186,300)	(198,900)
Netting	0	0
Net carrying amount	49,700	43,100
Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	1,600	1,700
Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(10,300)	(12,400)
Netting	(100)	(100)
Net carrying amount	1,900	0
Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	3,400	200
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	9,000	8,500
Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	0	0
Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	9,000	8,500
On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	259,800	274,100
On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	260,600	275,000
On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,100	40,500
On-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,100	40,500
On-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	217,700	225,100
On-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	218,500	226,000
On-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
On-balance sheet | Credit risk | Residential Mortgages
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	168,400	176,300
On-balance sheet | Credit risk | Residential Mortgages | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	168,600	176,500
On-balance sheet | Credit risk | Residential Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
On-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,400	18,200
On-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,700	18,500
On-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(300)
On-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,100	4,500
On-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	4,600
On-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
On-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	900
On-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	900
On-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,400	6,800
On-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,600	7,100
On-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,800	4,500
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,800	4,500
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	202,900	211,200
On-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	203,700	212,100
On-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(900)
On-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,200
On-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,200
On-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,300	12,500
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,300	12,500
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	200
On-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	200
On-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
On-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	8,500
On-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,600	31,400
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,700	31,500
Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,600	31,400
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,700	31,500
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Residential Mortgages
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,800	8,300
Off-balance sheet | Credit risk | Residential Mortgages | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,800	8,300
Off-balance sheet | Credit risk | Residential Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,800	8,900
Off-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,800	8,900
Off-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,100	13,700
Off-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,200	13,800
Off-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,100	30,900
Off-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	33,200	31,000
Off-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	500
Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	500
Off-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0